Consolidated Balance Sheets(USD ($))	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	$ 22,820,300	$ 32,385,376
Time deposits	11,339,515
Restricted cash	4,013,565	14,592,289
Available-for-sale investments	1,050,500	17,153
Accounts and bills receivable, net	21,216,884	19,713,608
Inventories	7,162,867	5,392,332
Prepaid expenses	123,462	181,224
Deposits and other assets	2,475,765	5,044,456
Amount due from a related party	12,569	18,841
Total current assets	70,215,427	77,345,279
Interests in jointly-controlled entities	0	0
Property, plant and equipment, net	26,316,958	26,528,681
Land use rights, net	2,923,424	3,026,537
Deposits paid for purchase of property, plant and equipment	212,134	280,146
Available-for-sale investments		1,045,200
Total assets	99,667,943	108,225,843
Current liabilities:
Short term bank loans	7,279,629	4,826,241
Accounts payable	12,520,080	7,134,526
Customer deposits	1,138,500	1,331,100
Accrued salaries, allowances and other employee benefits	2,980,622	4,367,642
Other accrued liabilities	5,720,757	9,643,638
Income tax payable	4,233,169	4,659,313
Total current liabilities	33,872,757	31,962,460
Deferred tax liabilities	5,183	5,180
Total liabilities	33,877,940	31,967,640
Commitments and contingencies
Shareholders' equity:
Common stock, par value US$0.04 per share; 12,500,000 shares authorized; 3,233,814 and 3,230,814 shares issued as of March 31, 2014 and 2013	129,353	129,233
Preferred stock, par value US$0.04 per share; 250,000 shares authorized; no shares issued	0	0
Additional paid-in capital	85,103,910	85,053,402
Statutory reserves	1,340,229	1,238,361
Accumulated deficit	(26,590,366)	(15,932,941)
Accumulated other comprehensive income	10,854,689	10,709,740
Less: Treasury stock, at cost, 189,587 shares as of March 31, 2014 and 2013	(4,663,321)	(4,663,321)
Total Global-Tech Advanced Innovations Inc. shareholders' equity	66,174,494	76,534,474
Non-controlling interests	(384,491)	(276,271)
Total shareholders' equity	65,790,003	76,258,203
Total liabilities and shareholders' equity	$ 99,667,943	$ 108,225,843